Vanguard Global Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the S ecurities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)
Australia (1.0%)
Orica Ltd.	1,323,436	15,305
Cleanaway Waste Management Ltd.	4,209,812	6,464
Brambles Ltd.	639,532	4,849
Newcrest Mining Ltd.	187,312	4,154
carsales.com Ltd.	331,759	4,107
ALS Ltd.	686,626	3,135
Coca-Cola Amatil Ltd.	520,001	3,132
BlueScope Steel Ltd.	346,674	2,856
GUD Holdings Ltd.	353,252	2,825
QBE Insurance Group Ltd.	446,567	2,756
Alumina Ltd.	2,045,193	2,331
BHP Group Ltd.	76,503	1,905
Insurance Australia Group Ltd.	447,282	1,795
Ampol Ltd.	86,434	1,761
Washington H Soul Pattinson & Co. Ltd.	102,769	1,396
Nine Entertainment Co. Holdings Ltd.	1,336,817	1,289
IPH Ltd.	232,170	1,208
Metcash Ltd.	621,434	1,173
Asaleo Care Ltd.	1,382,044	971
Domain Holdings Australia Ltd.	403,467	941
GWA Group Ltd.	453,894	878
Sigma Healthcare Ltd.	700,778	303
		65,534
Austria (0.0%)
* Wienerberger AG	55,766	1,219
^ Oesterreichische Post AG	17,446	578
* Andritz AG	12,493	455
		2,252
Belgium (0.0%)
Anheuser-Busch InBev SA/NV	25,371	1,251

Brazil (0.9%)
B3 SA - Brasil Bolsa Balcao	2,357,500	23,882
Alpargatas SA Preference Shares	1,367,752	7,364
Natura & Co. Holding SA	738,381	5,418
Ambev SA	1,574,037	4,093
Totvs SA	900,300	3,833
Porto Seguro SA	383,895	3,559
MRV Engenharia e Participacoes SA	1,028,500	3,404
LOG Commercial Properties e Participacoes SA	291,286	1,765
Banco Bradesco SA Preference Shares	417,932	1,591
Itausa - Investimentos Itau SA Preference Shares	746,623	1,317
* LPS Brasil Consultoria de Imoveis SA	306,588	300

*	Embraer SA	197,663	294
			56,820
Canada (3.4%)
*	Shopify Inc. Class A	75,121	71,305
	Barrick Gold Corp.	1,760,906	47,439
	Fairfax Financial Holdings Ltd. (XTSE)	99,039	30,598
	Ritchie Bros Auctioneers Inc. (XNYS)	410,146	16,754
	Brookfield Asset Management Inc. Class A	503,008	16,555
	Fairfax Financial Holdings Ltd.	27,770	8,577
*,1 Spin Master Corp.		425,441	7,687
	Gildan Activewear Inc.	493,268	7,641
	Ritchie Bros Auctioneers Inc. (XTSE)	167,673	6,826
^	PrairieSky Royalty Ltd.	506,962	3,204
			216,586
Chile (0.1%)
	Quinenco SA	1,941,418	2,789
*	Cia Sud Americana de Vapores SA	60,442,987	1,385
	Enaex SA	94,405	796
			4,970
China (4.2%)
*	Alibaba Group Holding Ltd. ADR	345,427	74,509
	Ping An Insurance Group Co. of China Ltd.	4,681,500	46,670
*	Meituan Dianping Class B	2,063,200	46,105
*,1 Ping An Healthcare & Technology Co. Ltd.		1,384,400	21,225
	Brilliance China Automotive Holdings Ltd.	18,768,000	16,987
	Autohome Inc. ADR	192,089	14,503
*	Trip.com Group Ltd. ADR	485,487	12,584
*	Baidu Inc. ADR	83,792	10,046
	Yum China Holdings Inc.	116,607	5,605
	Want Want China Holdings Ltd.	6,383,557	4,849
*	58.com Inc. ADR	88,600	4,779
	Tingyi Cayman Islands Holding Corp.	2,533,608	3,947
	Tsingtao Brewery Co. Ltd. Class H	214,000	1,597
	China Mengniu Dairy Co. Ltd.	406,000	1,557
1	BAIC Motor Corp. Ltd. Class H	2,121,632	928
	Ajisen China Holdings Ltd.	2,374,000	328
*	Goodbaby International Holdings Ltd.	1,248,000	141
			266,360
Colombia (0.1%)
	Bancolombia SA ADR	97,068	2,554
	Grupo Aval Acciones y Valores Preference Shares	3,799,516	839
			3,393
Czech Republic (0.0%)
*	Komercni banka as	70,443	1,643

Denmark (0.7%)
*	Genmab A/S	67,021	22,599
	Coloplast A/S Class B	39,650	6,180
	Vestas Wind Systems A/S	50,912	5,213
	Novo Nordisk A/S Class B	79,463	5,177
	GN Store Nord A/S	60,300	3,228
1	Orsted A/S	19,271	2,227
*	Demant A/S	67,942	1,801
	Carlsberg A/S Class B	12,133	1,609
*	Danske Bank A/S	18,226	244
			48,278

Finland (0.1%)
	Tikkurila Oyj	271,637	3,782
	Sampo Oyj Class A	75,943	2,618
	Wartsila Oyj Abp	64,636	536
			6,936
France (2.2%)
	Pernod Ricard SA	348,995	54,955
	Schneider Electric SE	181,554	20,196
	Legrand SA	262,961	19,981
*	Ubisoft Entertainment SA	203,386	16,843
*	EssilorLuxottica SA	120,541	15,503
	Edenred	53,859	2,362
	Eurofins Scientific SE	3,472	2,190
*	BNP Paribas SA	47,919	1,915
*, ^ Axa SA		70,680	1,487
*	Airbus SE	19,348	1,386
*	Teleperformance	4,800	1,222
*	Getlink SE	72,799	1,053
	L'Occitane International SA	521,880	880
*	ArcelorMittal SA	82,254	871
*	Alten SA	9,944	859
	Thales SA	8,153	660
*	JCDecaux SA	23,092	431
*	Elis SA (XPAR)	18,799	221
	Quadient	13,146	192
	Vicat SA	5,766	177
*	Elis SA (XLON)	14,337	167
	Imerys SA	4,384	151
			143,702
Germany (2.7%)
	SAP SE	396,407	55,414
*	adidas AG	137,431	36,234
	Deutsche Boerse AG	156,896	28,395
	Henkel AG & Co. KGaA Preference Shares	249,041	23,234
	Henkel AG & Co. KGaA	86,123	7,205
*	HelloFresh SE	88,759	4,748
*	Fresenius Medical Care AG & Co. KGaA	40,909	3,519
	BASF SE	38,521	2,164
	Brenntag AG	35,015	1,857
	Deutsche Telekom AG	93,776	1,574
*	Volkswagen AG Preference Shares	9,460	1,438
	Bayerische Motoren Werke AG	20,125	1,285
	Stabilus SA	19,240	1,010
	Hannover Rueck SE	4,698	812
*	CTS Eventim AG & Co. KGaA	17,008	710
	Gerresheimer AG	6,072	561
	GEA Group AG	12,191	387
*	Zooplus AG	2,310	379
^	Tui AG (XETR)	32,674	154
			171,080
Greece (0.2%)
*	Eurobank Ergasias Services & Holdings SA	15,326,938	7,097
	Jumbo SA	277,843	5,004
	Fourlis Holdings SA	347,364	1,664
			13,765

Hong Kong (1.3%)
	AIA Group Ltd.	6,260,400	58,582
	Sands China Ltd.	2,140,400	8,432
	Jardine Matheson Holdings Ltd. (XSES)	158,300	6,619
	CK Hutchison Holdings Ltd.	607,800	3,936
	Stella International Holdings Ltd.	2,313,173	2,372
*	Jardine Strategic Holdings Ltd.	62,900	1,347
	Hongkong & Shanghai Hotels Ltd.	1,099,700	997
*	Esprit Holdings Ltd.	7,986,414	872
	Television Broadcasts Ltd.	511,000	596
	First Pacific Co. Ltd.	2,137,250	410
	Dairy Farm International Holdings Ltd.	79,600	372
	Jardine Matheson Holdings Ltd.	6,100	253
	SmarTone Telecommunications Holdings Ltd.	280,694	151
	Texwinca Holdings Ltd.	166,823	25
			84,964
India (1.7%)
1	Reliance Industries Ltd. GDR	799,547	36,957
	Housing Development Finance Corp. Ltd.	1,433,525	33,333
	ICICI Bank Ltd. ADR	1,474,033	13,694
*	Bharti Airtel Ltd.	854,758	6,348
	Axis Bank Ltd.	905,295	4,897
	Genpact Ltd.	133,720	4,883
	Shriram Transport Finance Co. Ltd.	408,836	3,731
*	Vodafone Idea Ltd.	16,596,898	2,326
	Mahindra & Mahindra Ltd.	304,389	2,066
			108,235
Indonesia (0.1%)
	Media Nusantara Citra Tbk PT	37,171,350	2,368
	United Tractors Tbk PT	1,485,643	1,729
	Bank Mandiri Persero Tbk PT	4,257,400	1,478
			5,575
Ireland (1.1%)
	CRH plc	1,163,021	39,912
*	Ryanair Holdings plc ADR	350,074	23,224
	Flutter Entertainment plc (XLON)	20,340	2,667
	Flutter Entertainment plc (XDUB)	7,527	994
	Irish Continental Group plc	149,443	598
*	Bank of Ireland Group plc	249,477	514
*,§ Irish Bank Resolution Corp. Ltd.		122,273	—
			67,909
Italy (0.1%)
*	CNH Industrial NV	264,455	1,858
*	UniCredit SPA	124,509	1,149
	Saipem SPA	385,326	967
	Davide Campari-Milano SPA	107,087	906
*	Amplifon SPA	26,295	702
*	Intesa Sanpaolo SPA (Registered)	219,458	422
			6,004
Japan (8.6%)
	Olympus Corp.	3,129,200	60,245
	SoftBank Group Corp.	1,158,600	58,425
	MS&AD Insurance Group Holdings Inc.	1,567,400	43,164
	Advantest Corp.	634,400	36,206
	SMC Corp.	64,600	33,199
	Sysmex Corp.	413,400	31,733

KDDI Corp.	880,400	26,269
CyberAgent Inc.	504,700	24,808
Toyota Motor Corp.	310,700	19,538
Bridgestone Corp.	565,900	18,265
Secom Co. Ltd.	202,600	17,777
Sompo Holdings Inc.	426,300	14,676
Tokio Marine Holdings Inc.	328,300	14,371
Hoshizaki Corp.	160,900	13,791
Kyocera Corp.	205,400	11,212
Hitachi Ltd.	208,600	6,630
Nippon Telegraph & Telephone Corp.	254,100	5,920
Koito Manufacturing Co. Ltd.	139,800	5,656
Sohgo Security Services Co. Ltd.	119,200	5,566
USS Co. Ltd.	287,200	4,604
Kirin Holdings Co. Ltd.	204,200	4,304
Seven & i Holdings Co. Ltd.	115,700	3,785
Dai-ichi Life Holdings Inc.	269,500	3,226
NTT Data Corp.	281,400	3,146
Resona Holdings Inc.	907,900	3,107
East Japan Railway Co.	39,600	2,744
Kao Corp.	32,700	2,595
Toyo Suisan Kaisha Ltd.	38,100	2,129
Takeda Pharmaceutical Co. Ltd.	55,700	2,001
TDK Corp.	19,800	1,971
Taiheiyo Cement Corp.	83,400	1,938
Japan Post Holdings Co. Ltd.	271,000	1,934
Mitsubishi Estate Co. Ltd.	128,400	1,913
Sumitomo Mitsui Financial Group Inc.	67,500	1,905
Obayashi Corp.	202,000	1,899
Nissan Chemical Corp.	36,500	1,878
Alfresa Holdings Corp.	80,500	1,687
Fuji Media Holdings Inc.	169,100	1,635
Daifuku Co. Ltd.	18,600	1,630
SCSK Corp.	33,200	1,624
NEC Corp.	31,700	1,523
NET One Systems Co. Ltd.	42,300	1,412
Nomura Holdings Inc.	312,700	1,405
Maeda Corp.	177,500	1,359
Bandai Namco Holdings Inc.	25,750	1,355
Sekisui Chemical Co. Ltd.	91,000	1,304
ITOCHU Corp.	59,900	1,296
MediPal Holdings Corp.	67,100	1,295
Rohm Co. Ltd.	19,100	1,270
Daiwa House Industry Co. Ltd.	52,400	1,237
Tsumura & Co.	47,000	1,231
Marui Group Co. Ltd.	67,300	1,217
Toyota Industries Corp.	22,000	1,169
Omron Corp.	17,300	1,159
Tokyo Ohka Kogyo Co. Ltd.	23,100	1,158
West Japan Railway Co.	20,300	1,139
Nippon Television Holdings Inc.	102,070	1,106
LIXIL Group Corp.	78,500	1,102
Sega Sammy Holdings Inc.	91,700	1,099
Tokyo Gas Co. Ltd.	44,600	1,068
Matsumotokiyoshi Holdings Co. Ltd.	29,000	1,054
Asics Corp.	89,800	1,027
Sumitomo Mitsui Trust Holdings Inc.	36,300	1,023
Nintendo Co. Ltd.	2,200	984

	Penta-Ocean Construction Co. Ltd.	179,900	972
	Toyo Seikan Group Holdings Ltd.	82,200	927
	Mitsubishi Logistics Corp.	35,800	924
	Casio Computer Co. Ltd.	50,000	872
	Nippon Shokubai Co. Ltd.	16,600	870
	Inpex Corp.	139,200	869
	Oji Holdings Corp.	184,500	861
	Sumitomo Electric Industries Ltd.	73,900	852
	Otsuka Holdings Co. Ltd.	19,500	850
	Jafco Co. Ltd.	24,700	835
	Fukuoka Financial Group Inc.	47,700	754
	Nomura Co. Ltd.	89,500	748
	Nippon Steel Corp.	77,700	734
*	Renesas Electronics Corp.	142,600	733
	Persol Holdings Co. Ltd.	53,100	732
	Megmilk Snow Brand Co. Ltd.	30,100	701
	Senko Group Holdings Co. Ltd.	93,200	693
	Azbil Corp.	22,600	691
	Daiwa Securities Group Inc.	163,600	687
	Sumitomo Metal Mining Co. Ltd.	23,400	659
	TechnoPro Holdings Inc.	11,200	647
	AEON Financial Service Co. Ltd.	54,900	602
	Sawai Pharmaceutical Co. Ltd.	11,200	576
	Air Water Inc.	40,700	575
	Fuji Oil Holdings Inc.	21,300	548
	Aeon Delight Co. Ltd.	18,700	521
	Shimizu Corp.	59,800	493
	SHO-BOND Holdings Co. Ltd.	9,800	436
	Nippon Suisan Kaisha Ltd.	96,500	420
	Kansai Electric Power Co. Inc.	30,800	298
	NS Solutions Corp.	10,200	279
	Onward Holdings Co. Ltd.	91,900	272
	NH Foods Ltd.	400	16
			549,745
Kenya (0.0%)
	East African Breweries Ltd.	1,492,997	2,278

Malaysia (0.0%)
	Sime Darby Bhd.	2,522,800	1,272

Mexico (0.4%)
*	Genomma Lab Internacional SAB de CV Class B	7,138,147	7,289
*	Grupo Financiero Inbursa SAB de CV	7,354,019	5,103
	Gentera SAB de CV	8,506,636	4,075
	Grupo Lala SAB de CV	3,298,099	1,743
	Industrias Bachoco SAB de CV Class B	496,181	1,448
*	Grupo Televisa SAB ADR	275,576	1,444
	Grupo Aeroportuario del Pacifico SAB de CV Class B	165,703	1,192
1	Nemak SAB de CV	3,635,228	761
			23,055
Netherlands (2.0%)
	Unilever NV	1,062,147	56,632
*	Prosus NV	416,229	38,808
*,1 Just Eat Takeaway		163,782	17,079
	Heineken NV	30,810	2,841
	Koninklijke Ahold Delhaize NV	73,238	1,996
*	Koninklijke Philips NV	42,281	1,975

*,1 Just Eat Takeaway.com NV		17,312	1,809
	Koninklijke KPN NV	506,740	1,348
	ASML Holding NV	3,636	1,330
*	Boskalis Westminster	31,490	622
	Coca-Cola European Partners plc	15,964	603
	Randstad NV	8,921	399
			125,442
New Zealand (0.0%)
	Fletcher Building Ltd.	400,884	965
*	SKY Network Television Ltd.	3,791,933	368
			1,333
Norway (0.5%)
*	Schibsted ASA Class A	544,973	14,272
*	Adevinta ASA Class B	790,984	8,006
*	Schibsted ASA Class B	219,837	5,193
	Equinor ASA	106,392	1,532
*	Dnb ASA	49,533	661
			29,664
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	120,121	1,098

Philippines (0.0%)
	Bank of the Philippine Islands	379,580	550
	GT Capital Holdings Inc.	55,670	511
*	Lopez Holdings Corp.	3,056,549	168
			1,229
Russia (0.7%)
	Sberbank of Russia PJSC ADR	1,608,186	18,237
*	Mail.Ru Group Ltd. GDR (XLON)	471,234	10,629
*	Yandex NV Class A	65,565	3,279
*	Global Ports Investments plc GDR	787,969	2,280
	Alrosa PJSC	2,298,381	2,090
	Lukoil PJSC ADR	23,787	1,768
	Magnit PJSC	30,735	1,744
	PhosAgro PJSC GDR	114,214	1,410
	Globaltrans Investment plc GDR	183,189	989
*	Sberbank of Russia PJSC ADR (XLON)	16,020	182
*,§ Mail.Ru Group Ltd. GDR		2,727	61
			42,669
Singapore (0.2%)
	Great Eastern Holdings Ltd.	214,800	3,040
	United Overseas Bank Ltd.	205,300	3,000
	Delfi Ltd.	4,904,600	2,600
	Genting Singapore Ltd.	3,143,900	1,729
	Haw Par Corp. Ltd.	195,941	1,386
	DBS Group Holdings Ltd.	59,800	900
	United Industrial Corp. Ltd.	130,000	206
			12,861
South Africa (2.1%)
	Naspers Ltd.	637,030	117,074
	Anglo American Platinum Ltd.	108,848	7,922
	Tiger Brands Ltd.	708,869	7,294
	Raubex Group Ltd.	1,721,915	2,195
	Telkom SA SOC Ltd.	877,319	1,505
	Grindrod Ltd.	4,766,395	840
	Tsogo Sun Gaming Ltd.	754,964	192

*	Tsogo Sun Hotels Ltd.	584,936	78
			137,100
South Korea (1.1%)
	Samsung Electronics Co. Ltd.	956,337	42,335
	LG Corp.	71,144	4,246
	SK Hynix Inc.	58,509	4,177
	Samsung Fire & Marine Insurance Co. Ltd.	26,258	3,860
	AMOREPACIFIC Group	60,133	2,604
	S-1 Corp.	28,947	2,074
	Hyundai Motor Co.	25,211	2,071
	KT Corp. ADR	175,031	1,705
	Hana Financial Group Inc.	66,389	1,510
	Hankook Tire & Technology Co. Ltd.	57,441	1,189
	KT Corp.	52,354	1,031
	GS Home Shopping Inc.	9,442	862
	AMOREPACIFIC Group Preference Shares	4,993	142
			67,806
Spain (0.0%)
	Viscofan SA	19,316	1,263
	Acerinox SA	58,486	475
*	Ferrovial SA	16,748	448
	Bankia SA	407,449	436
1	Gestamp Automocion SA	126,980	321
			2,943
Sweden (1.4%)
	Atlas Copco AB Class B	823,082	30,584
*	Spotify Technology SA	75,150	19,403
	Epiroc AB Class B	1,464,161	17,982
*	Svenska Handelsbanken AB Class A	1,485,299	14,103
	Assa Abloy AB Class B	181,020	3,705
*	Sandvik AB	101,743	1,915
	Swedish Match AB	17,013	1,200
	Nordic Entertainment Group AB Class B	25,349	780
	Getinge AB	41,794	779
*	Nordea Bank Abp (XHEL)	42,449	294
*	Modern Times Group MTG AB Class B	25,578	279
*	Nordea Bank Abp (XSTO)	2,515	17
			91,041
Switzerland (2.2%)
	Cie Financiere Richemont SA (XVTX)	617,297	39,816
	Nestle SA	340,345	37,734
	Novartis AG	264,870	23,076
	Roche Holding AG	57,965	20,082
*	Kuehne & Nagel International AG	59,393	9,893
	Geberit AG	7,030	3,527
	Adecco Group AG	38,653	1,822
	Cie Financiere Richemont SA (XJSE)	278,227	1,775
	Logitech International SA	26,830	1,758
*	Sonova Holding AG	5,221	1,045
	ABB Ltd.	33,116	751
	Helvetia Holding AG	4,151	389
	UBS Group AG	26,055	301
			141,969
Taiwan (2.1%)
*, ^ Sea Ltd. ADR		402,677	43,183
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	760,439	43,170

Taiwan Semiconductor Manufacturing Co. Ltd.	1,630,577	17,414
Giant Manufacturing Co. Ltd.	868,469	7,806
Delta Electronics Inc.	1,033,488	5,898
Yungtay Engineering Co. Ltd.	2,390,000	4,612
Merida Industry Co. Ltd.	645,547	4,413
Chroma ATE Inc.	562,000	2,908
Teco Electric & Machinery Co. Ltd.	3,076,190	2,829
* PChome Online Inc.	559,510	2,254
King Slide Works Co. Ltd.	103,267	1,178
		135,665
Thailand (0.1%)
Kasikornbank PCL (Foreign)	1,101,900	3,346
* Major Cineplex Group PCL	4,906,300	2,395
		5,741
Turkey (0.0%)
* Ulker Biskuvi Sanayi AS	493,465	1,752

United Kingdom (4.0%)
Prudential plc	4,605,556	69,397
Reckitt Benckiser Group plc	383,039	35,239
BHP Group plc	1,241,824	25,412
Compass Group plc	1,252,802	17,237
Spectris plc	429,560	13,416
Hays plc	5,755,058	8,522
GlaxoSmithKline plc	411,451	8,311
Intertek Group plc	73,598	4,957
WPP plc	602,561	4,698
Rightmove plc	640,447	4,329
HomeServe plc	228,589	3,696
BP plc	926,104	3,548
Unilever plc	56,333	3,039
Experian plc	78,780	2,765
RELX plc	117,913	2,729
Rio Tinto plc	46,069	2,593
Diageo plc	75,371	2,505
Bunzl plc	92,829	2,490
Anglo American plc Ordinary Shares	105,082	2,445
Standard Chartered plc	432,245	2,343
3i Group plc	222,358	2,290
DCC plc	24,040	2,006
1 ConvaTec Group plc	816,110	1,971
Glencore plc	764,175	1,628
GVC Holdings plc	174,737	1,602
HSBC Holdings plc	332,000	1,547
Barclays plc	1,092,535	1,541
* Serco Group plc	810,740	1,535
BAE Systems plc	225,202	1,347
Admiral Group plc	47,004	1,333
DS Smith plc	327,367	1,329
Tesco plc	447,473	1,259
IG Group Holdings plc	109,921	1,110
1 Auto Trader Group plc	162,918	1,061
Lloyds Banking Group plc	2,503,058	966
SSP Group plc	281,393	897
ITV plc	899,579	831
^ easyJet plc	97,344	822
G4S plc	560,614	793

	WH Smith plc	56,119	764
	St. James's Place plc	57,505	676
	Inchcape plc	108,648	660
	Rolls-Royce Holdings plc	176,246	622
	Smith & Nephew plc	28,751	536
	Pets at Home Group plc	166,143	491
	Pagegroup plc	102,802	483
	Jupiter Fund Management plc	150,934	479
*	Georgia Capital plc	79,523	455
	British American Tobacco plc	11,781	452
	Barratt Developments plc	72,589	446
	Close Brothers Group plc	31,149	426
	National Express Group plc	172,518	401
	Hiscox Ltd.	39,501	386
*	Capita plc	700,526	383
	Rotork plc	108,414	375
	Informa plc	61,749	357
	Tui AG (XLON)	73,823	350
	Carnival plc	27,793	340
	IMI plc	26,510	302
	Euromoney Institutional Investor plc	27,293	266
	Daily Mail & General Trust plc	30,758	263
	InterContinental Hotels Group plc	5,947	262
	Devro plc	136,080	254
	Rathbone Brothers plc	13,992	246
	Provident Financial plc	101,743	222
	John Wood Group plc	82,413	198
	Playtech plc	51,390	180
	International Personal Finance plc	235,699	153
*,1 McCarthy & Stone plc		158,813	141
	Moneysupermarket.com Group plc	34,836	140
	Petrofac Ltd.	37,134	82
1	Non-Standard Finance plc	419,844	35
			257,365
United States (50.3%)
Communication Services (6.2%)
*	Alphabet Inc. Class C	93,072	131,568
*	Facebook Inc. Class A	455,924	103,527
*	Alphabet Inc. Class A	41,112	58,299
*, ^ Zillow Group Inc. Class C		581,817	33,518
*	Netflix Inc.	54,378	24,744
*	Electronic Arts Inc.	175,471	23,171
	Activision Blizzard Inc.	193,968	14,722
*	Eventbrite Inc. Class A	535,427	4,589
	Omnicom Group Inc.	55,610	3,036
			397,174
Consumer Discretionary (7.1%)
*	Amazon.com Inc.	66,488	183,428
*	Booking Holdings Inc.	44,797	71,332
*	Tesla Inc.	51,697	55,823
*	CarMax Inc.	304,811	27,296
	Service Corp. International	689,227	26,804
*	Chegg Inc.	322,642	21,701
	TJX Cos. Inc.	373,037	18,861
*	Grubhub Inc.	261,346	18,373
*	AutoZone Inc.	12,312	13,889
*	Visteon Corp.	126,916	8,694

* Ulta Beauty Inc.	22,831	4,644
Harley-Davidson Inc.	128,709	3,059
		453,904
Consumer Staples (3.3%)
Archer-Daniels-Midland Co.	1,030,102	41,101
Procter & Gamble Co.	230,346	27,542
Bunge Ltd.	656,036	26,983
Coca-Cola Co.	438,678	19,600
Hershey Co.	149,892	19,429
Estee Lauder Cos. Inc. Class A	83,384	15,733
Kimberly-Clark Corp.	109,287	15,448
Colgate-Palmolive Co.	205,010	15,019
Costco Wholesale Corp.	46,577	14,123
PepsiCo Inc.	106,429	14,076
PriceSmart Inc.	56,893	3,432
		212,486
Energy (0.5%)
EOG Resources Inc.	461,761	23,393
National Oilwell Varco Inc.	767,767	9,405
TechnipFMC plc	23,509	164
		32,962
Financials (8.5%)
Moody's Corp.	329,984	90,656
Arthur J Gallagher & Co.	482,475	47,036
* Berkshire Hathaway Inc. Class B	231,951	41,406
* Markel Corp.	42,034	38,805
Wells Fargo & Co.	1,364,994	34,944
Travelers Cos. Inc.	302,536	34,504
American Express Co.	279,950	26,651
First Republic Bank	188,936	20,025
US Bancorp	514,816	18,956
MarketAxess Holdings Inc.	32,777	16,419
S&P Global Inc.	48,599	16,012
TD Ameritrade Holding Corp.	414,147	15,067
Hartford Financial Services Group Inc.	386,139	14,886
Bank of New York Mellon Corp.	381,370	14,740
* LendingTree Inc.	46,523	13,470
Willis Towers Watson plc	62,124	12,235
Loews Corp.	350,328	12,013
Jefferies Financial Group Inc.	768,346	11,948
Citigroup Inc.	229,585	11,732
Chubb Ltd.	85,814	10,866
Aflac Inc.	286,430	10,320
Interactive Brokers Group Inc.	235,034	9,817
Alleghany Corp.	15,994	7,823
M&T Bank Corp.	61,624	6,407
Aon plc Class A	24,591	4,736
		541,474
Health Care (8.5%)
Anthem Inc.	301,649	79,328
Johnson & Johnson	517,504	72,777
ResMed Inc.	267,658	51,390
Thermo Fisher Scientific Inc.	129,556	46,943
* Teladoc Health Inc.	206,736	39,453
* Alnylam Pharmaceuticals Inc.	263,823	39,075
* Waters Corp.	215,003	38,787

Merck & Co. Inc.	490,113	37,900
* Seattle Genetics Inc.	194,597	33,066
* Illumina Inc.	84,145	31,163
* ABIOMED Inc.	122,430	29,574
Baxter International Inc.	194,943	16,785
* Globus Medical Inc.	270,875	12,923
* Novocure Ltd.	215,034	12,752
		541,916
Industrials (4.3%)
CH Robinson Worldwide Inc.	381,928	30,195
* SiteOne Landscape Supply Inc.	239,994	27,352
* Kirby Corp.	452,285	24,224
* Axon Enterprise Inc.	227,429	22,318
United Parcel Service Inc. Class B	199,036	22,129
Westinghouse Air Brake Technologies Corp.	363,274	20,914
Fastenal Co.	434,460	18,612
Union Pacific Corp.	97,086	16,414
* Stericycle Inc.	287,178	16,076
* Lyft Inc. Class A	456,006	15,053
Expeditors International of Washington Inc.	193,029	14,678
PACCAR Inc.	151,735	11,357
3M Co.	67,486	10,527
Lincoln Electric Holdings Inc.	102,001	8,593
Otis Worldwide Corp.	136,283	7,749
Raytheon Technologies Corp.	109,858	6,770
* NOW Inc.	545,773	4,710
		277,671
Information Technology (9.3%)
Microsoft Corp.	388,781	79,121
Oracle Corp.	1,347,087	74,454
Mastercard Inc. Class A	250,543	74,086
Intel Corp.	785,166	46,976
Texas Instruments Inc.	323,093	41,023
Visa Inc. Class A	184,352	35,611
Teradyne Inc.	410,999	34,734
Broadridge Financial Solutions Inc.	240,750	30,380
* Trade Desk Inc. Class A	68,288	27,759
* PayPal Holdings Inc.	113,280	19,737
Paychex Inc.	239,581	18,148
Analog Devices Inc.	144,683	17,744
Maxim Integrated Products Inc.	281,125	17,039
Applied Materials Inc.	281,086	16,992
* Twilio Inc. Class A	76,830	16,858
Dolby Laboratories Inc. Class A	241,331	15,896
Accenture plc Class A	58,678	12,599
TE Connectivity Ltd.	149,980	12,231
Automatic Data Processing Inc.	40,719	6,063
		597,451
Materials (1.7%)
Martin Marietta Materials Inc.	157,714	32,579
Albemarle Corp.	388,595	30,003
PPG Industries Inc.	205,773	21,824
Linde plc	70,116	14,872
* Axalta Coating Systems Ltd.	357,456	8,061
Freeport-McMoRan Inc.	365,592	4,230
		111,569

	Real Estate (0.9%)
*	CBRE Group Inc. Class A			342,263	15,477
	Weyerhaeuser Co.			595,896	13,384
	Rayonier Inc.			467,458	11,588
*	Howard Hughes Corp.			218,541	11,353
^	Tanger Factory Outlet Centers Inc.			662,086	4,721
					56,523
	Total United States				3,223,130
	Total Common Stocks (Cost $4,747,140)				6,130,415

		Coupon
	Temporary Cash Investments (4.2%)
	Money Market Fund (3.9%)
	2,3 Vanguard Market Liquidity Fund	0.227%		2,528,725	252,872

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
4	United States Cash Management Bill	0.116%	9/29/20	12,750	12,746
4	United States Cash Management Bill	0.165%	11/3/20	2,960	2,958
	United States Treasury Bill	0.087%	9/24/20	1,000	1,000
					16,704
	Total Temporary Cash Investments (Cost $269,522)				269,576
	Total Investments (99.8%) (Cost $5,016,662)				6,399,991
	Other Assets and Liabilities -Net (0.2%)				10,577
	Net Assets (100%)				6,410,568
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,656,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $92,202,000, representing 1.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $21,083,000 was received for securities on loan.
4 Securities with a value of $14,552,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	September 2020	676	104,449	2,085

MSCI EAFE Index			September 2020		576	51,218	917

MSCI Emerging Market Index			September 2020		452	22,277	120

							3,122

Forward Currency Contracts

	Contract					Unrealized	Unrealized
Settlement				Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley
Capital Services
LLC	7/2/20	EUR	15,542	USD	16,851	610	—
Royal Bank of
Canada	7/2/20	JPY	1,491,609	USD	13,446	369	—
Morgan Stanley
Capital Services
LLC	7/2/20	GBP	8,105	USD	9,499	544	—
Royal Bank of
Canada	7/2/20	EUR	4,406	USD	4,770	180	—
Toronto-
Dominion Bank	7/2/20	AUD	7,426	USD	4,409	716	—
Royal Bank of
Canada	7/2/20	JPY	407,540	USD	3,789	—	(14)
Royal Bank of
Canada	7/2/20	GBP	1,540	USD	1,901	8	—
Morgan Stanley
Capital Services
LLC	7/2/20	JPY	169,104	USD	1,575	—	(9)
Royal Bank of
Canada	7/2/20	AUD	2,026	USD	1,315	84	—
JPMorgan
Chase Bank,
N.A.	7/2/20	GBP	92	USD	115	—	(1)
Deutsche Bank
AG	7/2/20	AUD	157	USD	100	8	—
JPMorgan
Chase Bank,
N.A.	7/2/20	AUD	89	USD	55	6	—
Royal Bank of
Canada	7/2/20	USD	12,325	EUR	10,914	63	—
Goldman Sachs
International	7/2/20	USD	9,583	JPY	1,050,644	—	(148)
Goldman Sachs
International	7/2/20	USD	6,549	GBP	5,168	146	—
Goldman Sachs
International	7/2/20	USD	3,836	AUD	5,506	36	—
Royal Bank of
Canada	7/2/20	USD	3,638	JPY	389,530	31	—
JPMorgan
Chase Bank,
N.A.	7/2/20	USD	3,344	EUR	3,075	—	(111)
Morgan Stanley
Capital Services
LLC	7/2/20	USD	3,249	EUR	2,968	—	(86)
State Street
Bank & Trust Co.	7/2/20	USD	3,124	JPY	339,230	—	(18)
JPMorgan
Chase Bank,	7/2/20	USD	2,173	GBP	1,760	—	(7)

N.A.

State Street
Bank & Trust Co.	7/2/20	USD	1,627	JPY	174,480	11	—
JPMorgan
Chase Bank,
N.A.	7/2/20	USD	1,553	GBP	1,245	10	—
Bank of America,
N.A.	7/2/20	USD	1,432	EUR	1,319	—	(49)
Toronto-
Dominion Bank	7/2/20	USD	1,334	EUR	1,216	—	(32)
State Street
Bank & Trust Co.	7/2/20	USD	1,232	GBP	978	20	—
JPMorgan
Chase Bank,
N.A.	7/2/20	USD	1,064	JPY	114,370	5	—
Bank of America,
N.A.	7/2/20	USD	1,037	AUD	1,614	—	(76)
Royal Bank of
Canada	7/2/20	USD	697	AUD	1,078	—	(48)
JPMorgan
Chase Bank,
N.A.	7/2/20	USD	632	AUD	970	—	(37)
Royal Bank of
Canada	7/2/20	USD	493	EUR	456	—	(20)
Bank of America,
N.A.	7/2/20	USD	367	GBP	296	—	—
Royal Bank of
Canada	7/2/20	USD	360	GBP	292	—	(1)
State Street
Bank & Trust Co.	7/2/20	USD	342	AUD	530	—	(23)

						2,847	(680)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2020, the counterparties had deposited in segregated accounts cash of $2,230,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), bo th as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fun d's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or se ll futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward c urrency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—International	600,929	2,306,295	61	2,907,285
Common Stocks—United States	3,222,966	164	—	3,223,130
Temporary Cash Investments	252,872	16,704	—	269,576
Total	4,076,767	2,323,163	61	6,399,991
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,336	—	—	1,336
Forward Currency Contracts	—	2,847	—	2,847
Total	1,336	2,847	—	4,183
Liabilities
Futures Contracts[1]	176	—	—	176
Forward Currency Contracts	—	680	—	680
Total	176	680	—	856
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The Vanguard
Group were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds Realized		Change in			June 30,
	2019		from	Net	Net		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets ETF	22,910	—	19,998	(2,653)	(259)	318	—	—
Vanguard Market
Liquidity Fund	291,792	NA1	NA1	(6)	20	2,154	—	252,872
Total	314,702			(2,659)	(239)	2,472	—	252,872
1 Not applicable —purchases and sales are for temporary cash investment purposes.